Fair values of financial assets and liabilities	6 Months Ended
Jun. 30, 2023
Fair Values Of Financial Assets And Liabilities [Abstract]
Fair values of financial assets and liabilities
Note 8: Fair values of financial assets and liabilities
The valuations of financial instruments have been classified into three levels according to the quality and reliability of information used to determine those fair values. Note 41 to the Group’s financial statements for the year ended 31 December 2022 details the definitions of the three levels in the fair value hierarchy.
Financial instruments classified as financial assets at fair value through profit or loss, derivative financial instruments, financial assets at fair value through other comprehensive income and financial liabilities at fair value through profit or loss are recognised at fair value.
The Group manages valuation adjustments for its derivative exposures on a net basis; the Group determines their fair values on the basis of their net exposures. In all other cases, fair values of financial assets and liabilities measured at fair value are determined on the basis of their gross exposures.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 8: Fair values of financial assets and liabilities (continued)
The following tables provide an analysis of the financial assets and liabilities of the Group that are carried at fair value in the Group’s consolidated balance sheet, grouped into levels 1 to 3 based on the degree to which the fair value is observable. There were no significant transfers between level 1 and level 2 during the period.

Financial assets	Level 1 £m	Level 2 £m	Level 3 £m	Total £m

At 30 June 2023
Financial assets at fair value through profit or loss:
Loans and advances to customers	–	1,187	300	1,487
Equity shares	86	–	4	90
Total financial assets at fair value through profit or loss	86	1,187	304	1,577
Financial assets at fair value through other comprehensive income:
Debt securities	10,822	11,096	52	21,970
Equity shares	–	1	–	1
Total financial assets at fair value through other comprehensive income	10,822	11,097	52	21,971
Derivative financial instruments	–	3,463	–	3,463
Total financial assets carried at fair value	10,908	15,747	356	27,011

At 31 December 2022
Financial assets at fair value through profit or loss
Loans and advances to customers	–	841	291	1,132
Equity shares	235	–	4	239
Total financial assets at fair value through profit or loss	235	841	295	1,371
Financial assets at fair value through other comprehensive income:
Debt securities	11,370	11,424	51	22,845
Equity shares	–	–	1	1
Total financial assets at fair value through other comprehensive income	11,370	11,424	52	22,846
Derivative financial instruments	–	3,857	–	3,857
Total financial assets carried at fair value	11,605	16,122	347	28,074

Financial liabilities	Level 1 £m	Level 2 £m	Level 3 £m	Total £m

At 30 June 2023
Financial liabilities at fair value through profit or loss	–	4,904	25	4,929
Derivative financial instruments	–	5,440	165	5,605
Total financial liabilities carried at fair value	–	10,344	190	10,534

At 31 December 2022
Financial liabilities at fair value through profit or loss	–	5,133	26	5,159
Derivative financial instruments	–	5,728	163	5,891
Total financial liabilities carried at fair value	–	10,861	189	11,050
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 8: Fair values of financial assets and liabilities (continued)
Valuation control framework
Key elements of the valuation control framework include model validation (incorporating pre-trade and post-trade testing), product implementation review and independent price verification. The framework covers processes for all 3 levels in the fair value hierarchy. Formal committees meet quarterly to discuss and approve valuations in more judgemental areas.
Transfers into and out of level 3 portfolios
Transfers out of level 3 portfolios arise when inputs that could have a significant impact on the instrument’s valuation become market observable; conversely, transfers into the portfolios arise when sources of data cease to be observable.
Valuation methodology
For level 2 and level 3 portfolios, there is no significant change to the valuation methodology (techniques and inputs) disclosed in the Group’s financial statements for the year ended 31 December 2022 applied to these portfolios.
Movements in level 3 portfolio
The tables below analyse movements in the level 3 financial assets portfolio.

	Financial assets at fair value through profit or loss £m	Financial assets at fair value through other comprehensive income £m	Derivative assets £m	Total financial assets carried at fair value £m

At 1 January 2023	295	52	–	347
Exchange and other adjustments	–	(2)	–	(2)
Gains recognised in the income statement within other income	17	4	–	21
Sales/repayments of customer loans	(8)	(2)	–	(10)
At 30 June 2023	304	52	–	356
Gains recognised in the income statement, within other income, relating to the change in fair value of those assets held at 30 June 2023	17	2	–	19

At 1 January 2022	399	56	16	471
Exchange and other adjustments	–	1	–	1
Losses recognised in the income statement within other income	(4)	–	(3)	(7)
Sales/repayments of customer loans	(30)	(2)	–	(32)
Transfers out of the level 3 portfolio	–	–	(12)	(12)
At 30 June 2022	365	55	1	421
Losses recognised in the income statement, within other income, relating to the change in fair value of those assets held at 30 June 2022	(5)	–	–	(5)
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 8: Fair values of financial assets and liabilities (continued)
The tables below analyse movements in the level 3 financial liabilities portfolio.

	Financial liabilities at fair value through profit or loss £m	Derivative liabilities £m	Total financial liabilities carried at fair value £m

At 1 January 2023	26	163	189
(Gains) losses recognised in the income statement within other income	(1)	13	12
Redemptions	–	(11)	(11)
At 30 June 2023	25	165	190
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 30 June 2023	(1)	(16)	(17)

At 1 January 2022	33	207	240
Gains recognised in the income statement within other income	(2)	(22)	(24)
Redemptions	(2)	(11)	(13)
At 30 June 2022	29	174	203
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 30 June 2022	(2)	(5)	(7)
Sensitivity of level 3 valuations
The tables below set out the effects of reasonably possible alternative assumptions for categories of level 3 financial assets and financial liabilities.

				Effect of reasonably possible alternative assumptions[1]
At 30 June 2023	Valuation techniques	Significant unobservable inputs[2]	Carrying value £m	Favourable changes £m	Unfavourable changes £m

Financial assets at fair value through profit or loss
Loans and advances to customers	Discounted cash flows	Interest rate spreads (+/- 50bps)	300	24	(24)
Other			4
			304
Financial assets at fair value through other comprehensive income			52
Level 3 financial assets carried at fair value			356

Financial liabilities at fair value through profit or loss			25
Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate volatility (15%/190%)	15
Shared appreciation rights	Market values – property valuation	HPI (+/- 1%)	150
			165
Level 3 financial liabilities carried at fair value			190
[1]    Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
[2]    Ranges are shown where appropriate and represent the highest and lowest inputs used in the level 3 valuations.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 8: Fair values of financial assets and liabilities (continued)
Sensitivity of level 3 valuations (continued)

				Effect of reasonably possible alternative assumptions[1]
At 31 December 2022	Valuation techniques	Significant unobservable inputs[2]	Carrying value £m	Favourable changes £m	Unfavourable changes £m

Financial assets at fair value through profit or loss
Loans and advances to customers	Discounted cash flows	Interest rate spreads (+/- 50bps)	291	25	(23)
Other			4
			295
Financial assets at fair value through other comprehensive income			52
Level 3 financial assets carried at fair value			347

Financial liabilities at fair value through profit or loss			26
Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate volatility (13%/168%)	13
Shared appreciation rights	Market values – property valuation	HPI (+/- 1%)	150
			163
Level 3 financial liabilities carried at fair value			189
[1]    Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
[2]    Ranges are shown where appropriate and represent the highest and lowest inputs used in the level 3 valuations.
Unobservable inputs
Significant unobservable inputs affecting the valuation of debt securities, unlisted equity investments and derivatives are unchanged from those described in the Group’s financial statements for the year ended 31 December 2022.
Reasonably possible alternative assumptions
Valuation techniques applied to many of the Group’s level 3 instruments often involve the use of two or more inputs whose relationship is interdependent. The calculation of the effect of reasonably possible alternative assumptions included in the table above reflects such relationships and are unchanged from those described in note 41 to the Group’s financial statements for the year ended 31 December 2022.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 8: Fair values of financial assets and liabilities (continued)
The table below summarises the carrying values of financial assets and liabilities measured at amortised cost in the Group’s consolidated balance sheet. The fair values presented in the table are at a specific date and may be significantly different from the amounts which will actually be paid or received on the maturity or settlement date.

	At 30 June 2023		At 31 December 2022
	Carrying value £m	Fair value £m	Carrying value £m	Fair value £m

Financial assets
Loans and advances to banks	9,251	9,251	8,363	8,363
Loans and advances to customers	431,645	423,599	435,627	430,980
Reverse repurchase agreements	30,530	30,530	39,259	39,259
Debt securities	10,040	9,771	7,331	7,334
Due from fellow Lloyds Banking Group undertakings	969	969	816	816
Financial assets at amortised cost	482,435	474,120	491,396	486,752

Financial liabilities
Deposits from banks	3,369	3,371	4,658	4,660
Customer deposits	439,914	439,286	446,172	445,916
Repurchase agreements at amortised cost	44,622	44,622	48,590	48,590
Due to fellow Lloyds Banking Group undertakings	1,965	1,965	2,539	2,539
Debt securities in issue	56,443	55,707	49,056	48,818
Subordinated liabilities	6,015	6,206	6,593	6,760
The carrying amount for cash and balances at central banks and notes in circulation is a reasonable approximation of fair value.